Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.37%
Communication services: 3.79%
Entertainment: 3.79%
Liberty Media Corp.-Liberty Live Class C†	220,232	$17,874,029
TKO Group Holdings, Inc. Class A	102,017	18,561,993
		36,436,022
Consumer discretionary: 13.33%
Broadline retail: 2.22%
Global-E Online Ltd.†	194,078	6,509,376
MercadoLibre, Inc.†	5,673	14,827,123
		21,336,499
Hotels, restaurants & leisure: 6.70%
DraftKings, Inc. Class A†	217,212	9,316,223
Dutch Bros, Inc. Class A†	200,720	13,723,226
Hyatt Hotels Corp. Class A	76,563	10,692,023
Viking Holdings Ltd.†	222,139	11,837,787
Wingstop, Inc.	56,225	18,933,207
		64,502,466
Household durables: 1.27%
Taylor Morrison Home Corp. Class A†	199,647	12,262,319
Specialty retail: 3.14%
Burlington Stores, Inc.†	45,222	10,520,446
Carvana Co. Class A†	27,061	9,118,475
Chewy, Inc. Class A†	247,257	10,538,093
		30,177,014
Consumer staples: 0.95%
Consumer staples distribution & retail: 0.95%
BJ’s Wholesale Club Holdings, Inc.†	84,684	9,131,476
Financials: 10.43%
Capital markets: 4.14%
Morningstar, Inc.	53,337	16,744,085
Robinhood Markets, Inc. Class A†	117,962	11,044,782
Tradeweb Markets, Inc. Class A	82,078	12,016,219
		39,805,086
Financial services: 5.06%
Affirm Holdings, Inc.†	201,621	13,940,076
Equitable Holdings, Inc.	399,157	22,392,708
Toast, Inc. Class A†	277,890	12,307,748
		48,640,532
Insurance: 1.23%
Ryan Specialty Holdings, Inc. Class A	174,453	11,861,059
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care: 19.70%
Biotechnology: 6.55%
ADMA Biologics, Inc.†	528,230	$9,619,068
Ascendis Pharma AS ADR†	59,826	10,325,968
Insmed, Inc.†	115,814	11,655,521
Natera, Inc.†	68,723	11,610,064
Neurocrine Biosciences, Inc.†	81,073	10,190,065
Vericel Corp.†	224,506	9,552,730
		62,953,416
Health care equipment & supplies: 4.72%
Glaukos Corp.†	94,091	9,718,659
iRhythm Technologies, Inc.†	127,684	19,658,229
Penumbra, Inc.†	62,477	16,033,473
		45,410,361
Health care providers & services: 6.30%
HealthEquity, Inc.†	177,341	18,578,243
Option Care Health, Inc.†	432,516	14,048,120
RadNet, Inc.†	283,343	16,125,050
Tenet Healthcare Corp.†	67,343	11,852,368
		60,603,781
Life sciences tools & services: 1.05%
Repligen Corp.†	81,464	10,132,492
Pharmaceuticals: 1.08%
Teva Pharmaceutical Industries Ltd. ADR†	621,724	10,420,094
Industrials: 24.59%
Aerospace & defense: 3.27%
ATI, Inc.†	105,922	9,145,305
Curtiss-Wright Corp.	45,660	22,307,193
		31,452,498
Building products: 0.73%
AAON, Inc.	95,019	7,007,651
Commercial services & supplies: 5.30%
Casella Waste Systems, Inc. Class A†	205,672	23,730,435
RB Global, Inc.	130,859	13,895,917
Tetra Tech, Inc.	372,312	13,388,340
		51,014,692
Construction & engineering: 4.92%
Argan, Inc.	3,502	772,121
Construction Partners, Inc. Class A†	224,822	23,894,082
EMCOR Group, Inc.	42,404	22,681,476
		47,347,679
See accompanying notes to portfolio of investments
2 | Allspring SMID Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Ground transportation: 1.14%
Saia, Inc.†	40,016	$10,963,984
Machinery: 3.19%
ESAB Corp.	108,645	13,097,155
RBC Bearings, Inc.†	45,819	17,631,151
		30,728,306
Professional services: 1.40%
Parsons Corp.†	186,931	13,416,038
Trading companies & distributors: 4.64%
Applied Industrial Technologies, Inc.	64,217	14,927,242
Core & Main, Inc. Class A†	129,152	7,794,323
SiteOne Landscape Supply, Inc.†	86,670	10,481,870
Watsco, Inc.	25,989	11,477,262
		44,680,697
Information technology: 20.86%
Electronic equipment, instruments & components: 4.30%
Celestica, Inc.†	92,288	14,407,080
Novanta, Inc.†	109,981	14,179,850
Teledyne Technologies, Inc.†	24,955	12,784,696
		41,371,626
Semiconductors & semiconductor equipment: 3.02%
Entegris, Inc.	115,932	9,349,916
Impinj, Inc.†	80,119	8,898,818
Monolithic Power Systems, Inc.	14,798	10,822,961
		29,071,695
Software: 13.54%
Clearwater Analytics Holdings, Inc. Class A†	675,612	14,816,171
Commvault Systems, Inc.†	97,217	16,947,840
CyberArk Software Ltd.†	39,818	16,201,148
Descartes Systems Group, Inc.†	124,978	12,703,389
Monday.com Ltd.†	47,448	14,921,447
Procore Technologies, Inc.†	234,101	16,017,190
Samsara, Inc. Class A†	296,649	11,800,697
Tyler Technologies, Inc.†	20,942	12,415,255
Varonis Systems, Inc. Class B†	284,777	14,452,433
		130,275,570
Materials: 2.52%
Metals & mining: 2.52%
Carpenter Technology Corp.	87,602	24,211,441
Real estate: 1.42%
Real estate management & development: 1.42%
Jones Lang LaSalle, Inc.†	53,607	13,711,598
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Utilities: 1.78%
Independent power and renewable electricity producers: 1.78%
Talen Energy Corp.†	58,757	$17,084,773
Total common stocks (Cost $698,011,412)		956,010,865

		Yield
Short-term investments: 1.45%
Investment companies: 1.45%
Allspring Government Money Market Fund Select Class♠∞		4.26%	13,965,904	13,965,904
Total short-term investments (Cost $13,965,904)				13,965,904
Total investments in securities (Cost $711,977,316)	100.82%			969,976,769
Other assets and liabilities, net	(0.82)			(7,917,925)
Total net assets	100.00%			$962,058,844

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,714,757	$246,408,584	$(236,157,437)	$0	$0	$13,965,904	13,965,904	$261,867
See accompanying notes to portfolio of investments
4 | Allspring SMID Cap Growth Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$36,436,022	$0	$0	$36,436,022
Consumer discretionary	128,278,298	0	0	128,278,298
Consumer staples	9,131,476	0	0	9,131,476
Financials	100,306,677	0	0	100,306,677
Health care	189,520,144	0	0	189,520,144
Industrials	236,611,545	0	0	236,611,545
Information technology	200,718,891	0	0	200,718,891
Materials	24,211,441	0	0	24,211,441
Real estate	13,711,598	0	0	13,711,598
Utilities	17,084,773	0	0	17,084,773
Short-term investments
Investment companies	13,965,904	0	0	13,965,904
Total assets	$969,976,769	$0	$0	$969,976,769
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring SMID Cap Growth Fund | 5